Deferred revenue - Composition (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Deferred revenue
Current portion	$ 58,408	¥ 366,373		¥ 323,690
Non-current portion	298,762	1,874,014		1,569,579
Total current and non-current deferred revenue	357,170	2,240,387		1,893,269
Payments by customers prior to completion of cord blood processing services
Deferred revenue
Total current and non-current deferred revenue	20,437	128,192		129,880
Unearned storage fees
Deferred revenue
Total current and non-current deferred revenue	$ 336,733	¥ 2,112,195	$ 281,126	¥ 1,763,389	¥ 1,482,074	¥ 1,232,243